WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.4%
Alabama - 4.4%
Alabama State Corrections Institution Finance Authority Revenue:
Series A	5.250%	7/1/47	$10,000,000	$10,810,406
Series A	5.250%	7/1/52	1,000,000	1,074,181
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	3,470,000	3,432,534	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,341,560	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	1,520,000	1,574,328
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	53,065,000	54,941,633
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	5,465,000	5,591,427
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	6,395,000	6,747,022
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	9,335,000	9,861,714
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	38,405,000	38,356,790	(a)(b)

Total Alabama				135,731,595

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/38	1,150,000	1,229,799
State Capital Project II, Series B	5.000%	12/1/39	760,000	809,922
State Capital Project II, Series B	5.000%	12/1/37	1,505,000	1,616,355
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,363,676	(c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	845,000	927,081
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,055,000	1,152,094
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	765,938

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Alaska - (continued)
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	$1,900,000	$1,893,603
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,106,240
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	968,296
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,845,000	2,490,888

Total Alaska				18,323,892

Arizona - 2.3%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,682,736
Series D	5.000%	7/1/46	1,900,000	1,937,863
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,372,109
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	991,155
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,161,486
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	771,842
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	445,530	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	595,312	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,748,806	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,750,096
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	1,890,000	1,979,835
Lincoln South Beltway Project	5.000%	8/1/27	915,000	984,306
Lincoln South Beltway Project	5.000%	2/1/28	2,095,000	2,261,951
Lincoln South Beltway Project	5.000%	8/1/28	1,785,000	1,945,287
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	28,835,000	29,026,026	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	760,000	770,430
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	237,443

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	$455,000	$462,347
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	530,000	547,468
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	985,000	999,930
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,111,612	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	961,967
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,330,679
Series A	5.000%	8/1/47	1,520,000	1,615,094
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,485,588

Total Arizona				71,176,898

Arkansas - 0.1%
Arkansas State Development Finance Authority Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,517,494	(c)

California - 11.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,279,487
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,742,658
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,330,000	1,351,617	(e)
Series A, Refunding	5.000%	5/1/34	1,025,000	1,041,660	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	4.660%	4/1/27	20,495,000	20,622,694	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,442,067	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,491,481	(a)(b)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	$5,695,000	$5,801,459
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,169,268
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	3,795,000	4,051,828
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,607,565
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,227,476	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	886,886	(c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	6,070,000	6,146,356	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,592,064	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,680,652	(d)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,140,000	1,115,553
California State, GO:
Various Purpose	4.000%	3/1/50	2,500,000	2,464,795
Various Purpose, Refunding	5.000%	10/1/45	4,750,000	5,326,183
Various Purpose, Refunding	4.000%	10/1/50	3,750,000	3,695,853
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,945,072
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	8,970,000	8,849,247	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	12,809,200
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	1,984,738
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,055,037

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	$1,520,000	$1,652,079
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,733,296
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	4,555,000	4,956,759
Senior Proposition C, Series A	5.000%	7/1/39	3,035,000	3,288,309
Senior Proposition C, Series B	5.000%	7/1/34	760,000	846,637
Senior Proposition C, Series B	5.000%	7/1/36	3,795,000	4,179,740
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,591,593	(c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,935,000	5,070,492	(c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,377,574	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,215,000	1,307,563	(c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,675,000	2,467,652	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,999,698
Series A, Refunding	5.000%	7/1/46	1,520,000	1,571,782
Series B, Refunding	5.000%	7/1/39	8,365,000	8,856,951
Series C	5.000%	7/1/37	3,660,000	3,920,306
Series C	5.000%	7/1/38	760,000	811,946
Series C	5.000%	7/1/42	9,865,000	10,461,606
Series E	5.000%	7/1/44	7,590,000	7,692,054
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,770,641
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,394,158
Series A	6.500%	11/1/39	5,515,000	6,409,168
Series B	7.000%	11/1/34	20,115,000	24,199,152
Series B	6.500%	11/1/39	9,865,000	11,464,450
Series C	6.125%	11/1/29	3,930,000	4,189,359
Series C	7.000%	11/1/34	3,795,000	4,565,537
Series C	6.500%	11/1/39	980,000	1,138,891

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	$4,545,000	$4,564,005	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	6,700,000	7,427,603
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	5,390,000	5,772,564
Series B, Refunding	5.000%	6/1/39	7,535,000	8,044,828
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,098,053
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,030,000	3,299,430
2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,432,271
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	8,880,000	9,245,115
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	3,000,000	3,047,961	(c)
Second Series D, Refunding	5.000%	5/1/48	3,415,000	3,478,726	(c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,252,637	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	921,338	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,173,573	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,303,091
Sanger, CA, USD Revenue, COP:
Capital Projects, Refunding, AGM	5.000%	6/1/49	1,520,000	1,563,844
Capital Projects, Refunding, AGM	5.000%	6/1/52	2,275,000	2,275,128
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	1,009,454
Series B, AGM	4.000%	8/1/48	1,725,000	1,672,853
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	11,385,000	12,217,793

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	$1,330,000	$1,372,968
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	760,000	809,447
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,207,592
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	4,555,000	4,834,226

Total California				358,322,789

Colorado - 2.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	777,081
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	643,966
Series A	5.000%	12/1/49	1,000,000	772,228
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,132,261
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,938,546
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,879,834
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	8,035,000	8,039,752
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	13,210,000	13,596,259	(a)(b)
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,736,034
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,640,607
Commonspirit Health Project, Series A-2	4.000%	8/1/49	3,415,000	3,076,233
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,386,315
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,140,295
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,209,454

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	$1,139,000	$1,188,616
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,464,212
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	760,000	761,595
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	646,670

Total Colorado				64,029,958

Connecticut - 0.9%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,519,963	(c)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	3,225,000	3,606,581
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,240,105
Connecticut State, GO:
Series A	5.000%	4/15/34	1,520,000	1,682,955
Series A	5.000%	4/15/35	3,715,000	4,019,261
Series A	5.000%	4/15/36	1,745,000	1,908,234
Series A	5.000%	4/15/39	1,250,000	1,348,924
Series E	5.000%	10/15/34	4,070,000	4,287,816
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,899,236	(d)

Total Connecticut				27,513,075

Delaware - 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	2,275,000	2,131,919
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,306,539
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,368,334
US 301 Project	5.000%	6/1/55	10,437,000	10,574,751

Total Delaware				17,381,543

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	$7,020,000	$7,065,525
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,464,010

Total District of Columbia				12,529,535

Florida - 5.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,716,037	(c)
Series 2017	5.000%	10/1/47	2,545,000	2,589,563	(c)
Series A	5.000%	10/1/25	1,520,000	1,557,403	(c)
Series A	5.000%	10/1/26	1,140,000	1,184,318	(c)
Series A	5.000%	10/1/28	1,140,000	1,211,095	(c)
Series A	5.000%	10/1/45	16,700,000	16,775,957	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,727,961	(c)
Series 2022	5.500%	9/1/52	3,000,000	3,216,220	(c)
Series B	5.000%	9/1/32	7,875,000	8,492,909	(c)
Series B	5.000%	9/1/33	6,535,000	7,040,145	(c)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	6,640,000	6,819,087
Series B, Refunding	5.000%	7/1/32	6,070,000	6,225,133
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	3,795,000	3,960,260
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,460,000	1,496,326
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	3,035,000	3,262,980
Student Housing Project, Series A, Refunding	5.000%	7/1/38	3,035,000	3,222,652
Student Housing Project, Series A, Refunding	5.000%	7/1/39	1,900,000	2,005,152
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,303,188	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,526,385
Series A, Refunding	5.000%	10/1/28	380,000	386,922

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Series A, Refunding	5.000%	10/1/29	$2,065,000	$2,104,141
Series A, Refunding	5.000%	10/1/35	3,795,000	3,850,694
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,860,773
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,687,877	(c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,874,466	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,142,202	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,262,995
Series A, Refunding	4.000%	10/1/41	760,000	741,754
Series A, Refunding	5.000%	10/1/41	5,505,000	5,645,650
Series A, Refunding	5.000%	10/1/49	9,790,000	10,013,322	(c)
Series B, Refunding	5.000%	10/1/40	2,275,000	2,316,094	(c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	5,020,254
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	9,096,501	(c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	6,959,959	(c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,915,614
Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	3,605,000	3,717,714
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,262,883
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	591,976
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	821,850
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,288,769
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6	*(f)

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	$3,160,000	$3,189,986
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,812,652
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,047,328
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	480,000	504,830
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,145,120

Total Florida				160,595,103

Georgia - 1.4%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	760,000	804,058
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,115,297
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,098,778
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	3,640,000	3,746,596
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	420,000	435,265
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,330,000	1,432,056
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,289,860
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	910,904
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	824,469

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	$1,520,000	$1,539,675
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	760,000	684,611
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	1,520,000	1,537,874
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	760,000	685,824
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	770,000	781,225
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,155,831
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,422,442
Project One Subordinated, Series A	5.000%	1/1/45	1,480,000	1,531,029
Project One, Series A	5.000%	1/1/50	1,710,000	1,748,215
Series EE, AMBAC	7.250%	1/1/24	380,000	388,143
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,816,445
Series A	5.000%	5/15/34	1,520,000	1,564,242
Series A	5.000%	5/15/43	1,480,000	1,465,170

Total Georgia				42,978,009

Guam - 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	190,000	196,236
Series F, Refunding	5.000%	1/1/29	760,000	789,110
Series F, Refunding	5.000%	1/1/30	570,000	593,279
Series F, Refunding	5.000%	1/1/31	570,000	595,965
Series F, Refunding	4.000%	1/1/36	2,655,000	2,516,235

Total Guam				4,690,825

Illinois - 12.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,240,541
Series 2018	5.000%	4/1/38	910,000	930,871
Series 2018	5.000%	4/1/42	3,340,000	3,377,702
Series 2023	5.750%	4/1/48	1,500,000	1,630,133
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	618,989
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,851,366
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,482,230
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	619,312

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Dedicated, Series G, Refunding	5.000%	12/1/44	$1,330,000	$1,294,933
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,152,328
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,909,075
Series A	5.000%	12/1/35	7,870,000	8,098,305
Series A	5.000%	12/1/39	4,700,000	4,724,428
Series A	5.000%	12/1/40	2,125,000	2,126,757
Series A	5.000%	12/1/41	16,040,000	15,967,607
Series B, Refunding	5.000%	12/1/36	1,935,000	1,979,741
Series C, Refunding	5.000%	12/1/24	150,000	151,733
Series C, Refunding	5.000%	12/1/25	1,820,000	1,861,975
Series D	5.000%	12/1/46	3,225,000	3,125,329
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	12,836,867
Series A, Refunding	5.000%	1/1/27	3,035,000	3,167,924
Series A, Refunding	5.000%	1/1/28	8,920,000	9,403,144
Series A, Refunding	6.000%	1/1/38	5,655,000	5,997,138
Series C, Refunding	5.000%	1/1/25	1,080,000	1,100,997
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,775,553
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,162,924
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,495,110
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,268,414	(c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,168,679	(c)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,302,318	(c)
Series C	5.000%	1/1/31	2,465,000	2,501,964	(c)
Series C	5.000%	1/1/32	2,525,000	2,562,584	(c)
Series C	5.000%	1/1/33	2,275,000	2,307,699	(c)
Series C	5.000%	1/1/34	2,125,000	2,154,855	(c)
Series C	5.000%	1/1/35	380,000	385,031	(c)
Series C	5.000%	1/1/46	5,315,000	5,326,421	(c)
Series D, Refunding	5.000%	1/1/46	760,000	767,273
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,870,381	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,389,999
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,491,290
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,996,057
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,914,426

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	$4,555,000	$4,567,604
Second Lien, Series A, AGM	5.250%	1/1/53	4,250,000	4,592,176
Second Lien, Series A, AGM	5.250%	1/1/58	6,365,000	6,877,458
Second Lien, Series A, Refunding	5.000%	1/1/47	1,215,000	1,231,296
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,142,532
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	776,715
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,533,813
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	9,079,135
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	801,640
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	809,497
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,816,272
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,626,986
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,029,501
Series A, Refunding	4.000%	11/15/41	2,845,000	2,752,341
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,025,000	1,096,205
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,046,568
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	766,688
Benedictine University, Refunding	4.000%	10/1/33	545,000	499,769
Northshore University Healthsystem, Series A	5.000%	8/15/35	1,520,000	1,691,321
Northshore University Healthsystem, Series A	4.000%	8/15/39	2,920,000	2,836,282
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,217,338
OSF Healthcare System, Series A	4.000%	5/15/50	4,180,000	3,644,009
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	783,002
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	932,769
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	777,228

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	$1,710,000	$1,413,052
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,421,790
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	350,544
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,556,274
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,557,708
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	987,684
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,953,551
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,894,088
Series A	5.000%	1/1/42	17,075,000	17,884,971
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	615,613
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	410,501
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	609,465
Illinois State, GO:
Series 2014	5.250%	2/1/32	4,195,000	4,230,887
Series 2016	5.000%	1/1/33	1,900,000	1,957,464
Series 2016	5.000%	11/1/33	1,405,000	1,456,837
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,482,335
Series 2016, Refunding	5.000%	2/1/29	985,000	1,038,629
Series A	5.000%	3/1/34	2,000,000	2,185,094
Series A	5.000%	5/1/39	2,275,000	2,351,572
Series A	5.000%	3/1/46	7,855,000	8,146,947
Series A, Refunding	5.000%	10/1/30	3,680,000	3,958,502
Series D	5.000%	11/1/27	29,275,000	31,239,191
Series D	5.000%	11/1/28	5,700,000	6,073,759

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	$760,000	$758,139
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	9,019,352
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	12,982,409
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	24,127,073
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,735,127
Series A, Refunding, NATL	6.000%	7/1/29	19,585,000	21,923,359

Total Illinois				389,740,465

Indiana - 1.2%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,365,000	1,379,177
Series S	4.000%	7/1/37	570,000	571,157
Series S	4.000%	7/1/38	605,000	603,089
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,608,444
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,611,059
Private Activity, Ohio River Bridge	5.000%	7/1/40	3,795,000	3,799,050	(c)(e)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	7,760,000	8,014,991
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	11,090,000	11,661,516	(c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,948,204
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	3,795,000	3,858,422	(c)

Total Indiana				39,055,109

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$15,180,000	$15,351,400	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,041,400

Total Iowa				17,392,800

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,366,850
Series 3	5.000%	2/1/44	2,275,000	2,314,631
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,549,134
Improvement, Series A	5.000%	9/1/45	2,275,000	2,304,453

Total Kansas				9,535,068

Kentucky - 2.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,027,097
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	21,440,000	21,370,374	(a)(b)
Series C	4.000%	6/1/25	34,460,000	34,368,609	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,106,591	(a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,662,893
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,184,440
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	720,962
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	1,710,000	1,722,454
Series B, Refunding	5.000%	1/1/26	910,000	946,677
Series B, Refunding	5.000%	1/1/27	2,275,000	2,403,892

Total Kentucky				71,513,989

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.0%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	$2,400,000	$2,318,850
Series 2023	4.000%	4/1/53	2,850,000	2,721,293
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	2,285,000	2,255,301	(a)(b)
Loop LLC Project, Series A	1.650%	12/1/23	5,330,000	5,260,724	(a)(b)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,649,516
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,889,574
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,152,973	(a)(b)
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	2,355,000	2,304,592	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,570,478	(a)(b)

Total Louisiana				30,123,301

Maryland - 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,187,426
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	789,858
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,569,002
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,645,664
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	776,520
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,003,801

Total Maryland				13,972,271

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	$1,140,000	$1,166,202
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,683,510
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,907,751
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,769,885
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,140,000	1,140,258
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	842,110
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,906,060
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,470,144
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,330,000	1,288,657
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,720,129
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,982,095
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,456,983
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	3,165,000	3,406,675	(c)
Series A	5.000%	7/1/35	3,155,000	3,371,613	(c)
Series A, Refunding	5.000%	7/1/36	530,000	562,677	(c)
Series E	5.000%	7/1/46	5,505,000	5,740,911	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,503,608

Total Massachusetts				50,919,268

Michigan - 1.5%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,215,000	1,219,054
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	3,035,000	3,044,175
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,715,785
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,149,572
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	3,110,000	3,128,908

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Henry Ford Health System, Refunding	5.000%	11/15/41	$1,635,000	$1,663,526
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,176,915
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	783,269
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,200,300
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	1,290,000	1,310,955
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,772,845
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	10,245,000	9,912,219	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,850,315	(c)

Total Michigan				47,927,838

Missouri - 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	616,254
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,580,828	(c)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,125,000	1,971,411

Total Missouri				6,168,493

Nebraska - 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	786,912
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	886,818
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	713,399
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	3,035,000	3,095,524
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,715,162

Total Nebraska				11,197,815

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	$15,180,000	$15,959,121

New Hampshire - 0.2%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	3,035,000	2,975,525	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,900,000	1,862,767	(a)(b)(c)

Total New Hampshire				4,838,292

New Jersey - 6.0%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	1,710,000	1,794,515
Series A, Refunding, GTD, BAM	5.000%	9/1/39	3,035,000	3,149,225
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,493,996
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,905,647	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,145,008	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	762,447	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,960,000	3,216,072	(e)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,784,880
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,411,625
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,075,878	(g)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	9,865,000	10,277,644	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	770,277	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,780,000	1,946,282
Transit Transportation Project, Series A	5.000%	11/1/34	4,175,000	4,513,765
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,196,924
State House Project, Series B	5.000%	6/15/43	2,555,000	2,649,846

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	$5,695,000	$5,773,229	(c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,424,300	(c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,505,094	(c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,835,371	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,712,281
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,400,083
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	325,000	341,117
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,451,894
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,824,317
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	5,695,000	5,799,807
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,710,720
Transportation Program, Series AA	5.000%	6/15/38	2,430,000	2,536,172
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,257,688
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,665,559
Transportation Program, Series AA	5.000%	6/15/45	3,295,000	3,321,654
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,872,386
Transportation Program, Series AA, Refunding	5.000%	6/15/36	3,415,000	3,729,365
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,308,681
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,901,010
Transportation Program, Series BB	4.000%	6/15/38	645,000	632,889
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,071,670
Transportation Program, Series BB	5.000%	6/15/50	3,795,000	3,902,687
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,181,807
Transportation System, Series A	4.000%	6/15/38	3,035,000	2,978,012
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,355,580

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	$3,795,000	$4,002,272
Series A, Refunding	5.000%	1/1/35	3,720,000	3,876,631
Series G, Refunding	5.000%	1/1/36	16,905,000	18,176,646
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,784,671

Total New Jersey				188,427,624

New York - 12.3%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,458,282	(d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,812,829
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	5,940,572
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,105,000	1,123,755
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,525,688
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	1,962,210
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,397,504
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,104,130
Green Bonds, Series E	5.000%	11/15/29	2,275,000	2,433,045
Green Bonds, Series E	5.000%	11/15/33	1,710,000	1,852,341
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,982,309
Green Bonds, Series F	5.000%	11/15/24	1,030,000	1,047,482
Series A-2	5.000%	5/15/30	6,905,000	7,403,978	(a)(b)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	380,000	403,592
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	3,555,000	3,832,630
Subseries A-1	4.000%	8/1/40	4,555,000	4,531,150
Subseries A-1	5.000%	8/1/47	6,415,000	6,881,571
Subseries B-1	5.000%	10/1/42	2,180,000	2,329,720
Subseries D-1	5.000%	3/1/43	1,000,000	1,070,756
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,762,901
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,747,376
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	805,000	805,443

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	$17,460,000	$16,993,561
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,721,247
New York City, NY, TFA Future Tax Secured Revenue:
Series B-1	4.000%	11/1/41	3,500,000	3,477,987
Series C-1	4.000%	5/1/45	2,655,000	2,606,077
Subordinated, Series B-1	4.000%	8/1/45	5,935,000	5,824,776
Subordinated, Series B-1	5.000%	8/1/45	2,550,000	2,703,146
Subseries F-1	5.000%	5/1/42	8,000,000	8,474,342
New York State Dormitory Authority Revenue:
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	10,000	11,072	(e)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/32	5,000	5,536	(e)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/34	5,000	5,536	(e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,293,994
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	5,000	5,536	(e)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	8,042,577
Series B, Refunding	5.000%	2/15/43	10,000	10,897	(e)
Series E, Refunding	5.000%	3/15/34	18,975,000	19,708,820
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	7,050,000	7,462,846
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,653,847
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,881,152
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,776,796
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	7,050,076	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	8,852,646

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	$4,615,000	$4,447,795
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,409,179	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,409,864	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	840,476	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,140,939	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,650,034	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,027,210	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	21,797,858	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,388,653
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,452,731
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	5,560,000	5,434,335
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	4,175,000	4,274,280	(c)
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,880,256
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,716,949
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,879,062
Consolidated Series 221	4.000%	7/15/50	10,345,000	9,714,489	(c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,121,254	(c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,413,038	(c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,405,466	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	3,475,000	3,670,645
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	30,210,168
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	3,063,582
General-MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	7,810,000	8,256,188

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	25

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	$14,955,000	$16,049,132
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	818,125
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,070,745

Total New York				383,514,184

North Carolina - 1.0%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,250,000	1,217,768
Charlotte Douglas International Airport	4.000%	7/1/44	1,740,000	1,646,085	(c)
Charlotte Douglas International Airport	5.000%	7/1/49	1,770,000	1,820,382	(c)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	5,695,000	5,990,205
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,823,785
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	332,482
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	960,061
Series A, Refunding	5.000%	7/1/47	2,085,000	2,109,317
Series A, Refunding	5.000%	7/1/51	6,410,000	6,474,872
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	4,935,000	5,108,210
Senior Lien, Refunding	5.000%	1/1/32	835,000	878,035
Senior Lien, Refunding, AGM	5.000%	1/1/39	530,000	546,677

Total North Carolina				29,907,879

North Dakota - 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	11,710,000	8,770,377

Ohio - 1.8%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,871,753

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	$2,655,000	$2,952,025
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,527,241
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,853,285
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,185,476
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	721,991
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	8,160,000	7,560,298
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	3,795,000	3,873,278
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	125,000	125,439
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,057,267
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,140,000	985,466	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	18,785,000	18,089,899	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,500,000	2,260,616	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	3,939,997	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	442,661
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	802,463
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	1,520,000	1,475,127
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	935,658

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	27

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	$1,785,000	$1,775,753	(c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,204,990	(c)

Total Ohio				55,640,683

Oregon - 0.1%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,372,833
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	530,000	580,536
Series B, Refunding	5.000%	7/1/40	455,000	489,941
Series C, Refunding	5.000%	7/1/28	835,000	884,178	(c)

Total Oregon				4,327,488

Pennsylvania - 4.9%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,361,837
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,089,214
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	1,900,000	1,887,043
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,628,938
Series 2018	5.000%	6/1/32	1,330,000	1,424,329
Series 2018	5.000%	6/1/34	760,000	812,574
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	740,000	758,876	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,158,565	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,772,676
Penn State Health	4.000%	11/1/35	760,000	761,303
Penn State Health	4.000%	11/1/37	1,520,000	1,474,356
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	1,820,000	1,875,259	(c)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,050,000	2,121,528	(e)

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	$1,520,000	$1,622,432	(e)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,338,101
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,779,164
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,324,357
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,073,984
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity:
The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,379,879	(c)
The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	22,873,003	(c)
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	5,125,000	5,391,625
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	1,995,001
Series A-1	5.000%	12/1/42	1,900,000	1,982,306
Series A-1	5.000%	12/1/47	3,015,000	3,111,867
Series A-2, Refunding	5.000%	12/1/48	8,160,000	8,460,947
Series B	5.000%	12/1/45	4,000,000	4,230,772
Series B, Refunding	5.250%	12/1/44	1,150,000	1,261,221
Series B, Refunding	5.250%	12/1/52	3,000,000	3,250,471
Series C, Refunding	4.000%	12/1/51	2,275,000	2,161,521
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,541,857	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	5,125,000	5,780,281
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,653,233
Series B	5.000%	2/1/37	1,820,000	1,967,658
Series B	5.000%	2/1/38	1,710,000	1,831,513

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	29

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	$2,055,000	$2,117,109
Series A, State Aid Withholding	5.000%	9/1/34	615,000	629,976
Series A, State Aid Withholding	5.000%	9/1/35	910,000	930,977
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,992,053
Series A	5.000%	7/1/45	4,555,000	4,636,122	(e)
Series A, Refunding	5.000%	11/1/45	2,950,000	3,108,827
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,788,818
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,342,268
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019 (SIFMA Municipal Swap Index Yield + 0.360%)	3.770%	2/15/24	3,795,000	3,795,126	(b)

Total Pennsylvania				153,478,967

Puerto Rico - 4.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	319,333	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	605,135	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	10,721,332	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	407,119	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	10,818,441	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	10,367,970	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,028,212	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	35,023,055	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	1,434,000	913,515
Restructured, Series A	5.000%	7/1/62	1,535,000	1,475,519
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	54,782	52,227
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	150,571
Restructured, Series A-1	5.250%	7/1/23	111,214	111,330
Restructured, Series A-1	5.375%	7/1/25	221,811	226,633

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	5.625%	7/1/27	$219,802	$230,001
Restructured, Series A-1	5.625%	7/1/29	216,236	229,397
Restructured, Series A-1	5.750%	7/1/31	210,028	226,607
Restructured, Series A-1	4.000%	7/1/33	199,162	183,238
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,281,098
Restructured, Series A-1	4.000%	7/1/37	12,810,518	11,149,110
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,263,846
Restructured, Series A-1	4.000%	7/1/46	217,253	175,663
Subseries CW	0.000%	11/1/43	940,551	459,694	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	2,608,112	*(f)
Series A	5.000%	7/1/42	7,945,000	5,700,537	*(f)
Series A	5.050%	7/1/42	1,480,000	1,061,900	*(f)
Series CCC	—	7/1/21	25,000	17,563	*(h)
Series CCC	4.600%	7/1/24	10,000	7,075	*(f)
Series CCC	5.000%	7/1/24	760,000	543,400	*(f)
Series CCC	4.625%	7/1/25	25,000	17,719	*(f)
Series CCC	5.000%	7/1/28	475,000	340,812	*(f)
Series DDD, Refunding	—	7/1/19	15,000	10,313	*(h)
Series DDD, Refunding	—	7/1/21	330,000	226,875	*(h)
Series DDD, Refunding	—	7/1/21	2,695,000	1,893,237	*(h)
Series TT	—	7/1/17	25,000	17,563	*(h)
Series TT	5.000%	7/1/24	90,000	64,350	*(f)
Series TT	5.000%	7/1/37	2,985,000	2,141,737	*(f)
Series XX	5.250%	7/1/40	10,665,000	7,652,137	*(f)
Series ZZ, Refunding	5.250%	7/1/23	610,000	436,150	*(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	3,894,129
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	4,533,424
Restructured, Series A-1	4.550%	7/1/40	918,000	875,963
Restructured, Series A-1	4.750%	7/1/53	17,117,000	15,871,903
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,713,297
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,255,889
Restructured, Series A-2	4.329%	7/1/40	759,000	705,058

Total Puerto Rico				152,008,189

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	31

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	$1,215,000	$1,234,018
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,039,364

Total Rhode Island				4,273,382

South Carolina - 0.4%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,541,212
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	596,510	(c)
Series 2018	5.000%	7/1/38	1,215,000	1,268,096	(c)
Series 2018	5.000%	7/1/43	3,035,000	3,135,088	(c)
Series 2018	5.000%	7/1/48	2,085,000	2,140,297	(c)

Total South Carolina				12,681,203

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,152,133

Tennessee - 1.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,544,534
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,751,118
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	1,520,000	1,593,604
Subordinated, Series B	5.000%	7/1/42	1,900,000	1,992,004
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,131,985
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,430,864	(c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,250,154	(c)

See Notes to Schedule of Investments.

32	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	$25,235,000	$25,131,176	(a)(b)
Series A	5.250%	9/1/24	3,825,000	3,868,867

Total Tennessee				53,694,306

Texas - 6.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,839,139
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,755,582
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,333,597	(c)
Series 2014	5.000%	11/15/44	6,450,000	6,459,211	(c)
Series 2019	5.000%	11/15/31	3,035,000	3,271,427	(c)
Series 2019	5.000%	11/15/36	3,615,000	3,825,490	(c)
Series 2022	5.000%	11/15/39	2,390,000	2,548,212	(c)
Series 2022	5.250%	11/15/47	3,035,000	3,230,661	(c)
Series 2022	5.000%	11/15/52	1,480,000	1,533,430	(c)
Series B	5.000%	11/15/44	2,655,000	2,748,849	(c)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,467,528
Series A, Senior Lien	5.000%	1/1/40	3,035,000	3,147,719	(e)
Series A, Senior Lien	5.000%	1/1/45	3,415,000	3,541,832	(e)
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,433,021
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,940,798
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,426,576
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	6,070,000	6,394,103
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,281,362
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	3,795,000	4,130,677
First Tier Toll Revenue, Series A	5.125%	10/1/43	1,520,000	1,522,449

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	33

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	$3,795,000	$3,798,112	(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	7,590,000	7,332,012
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,260,000	1,326,041	(i)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	3,035,000	3,102,071
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,743,219
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,313,790	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,691,469	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,312,935	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,300,638	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	1,520,000	1,479,747	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,444,942	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	2,935,000	2,731,782	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,288,941
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	557,690	(c)
Series 2017	5.000%	11/1/36	540,000	552,675	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	3,035,000	3,035,424	(c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	3,795,000	3,374,698
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	4,175,000	4,278,970

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	$1,175,000	$1,223,033	(e)
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	975,000	918,773
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,056,978
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,756,808
Series B, Refunding	5.000%	1/1/45	8,350,000	8,480,436
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,032,850	(c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,489,228
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,995,190
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	20,280,000	21,078,288
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	18,975,000	18,757,476	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	6,830,000	6,693,271	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,674,546
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	719,211
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,843,007
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	2,845,000	2,585,197

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$1,935,000	$1,412,550	*(d)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	645,000	32,250	*(f)

Total Texas				207,245,911

Utah - 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	3,645,000	3,770,820	(c)
Series A	5.000%	7/1/37	2,655,000	2,734,891	(c)
Series B	5.000%	7/1/47	1,195,000	1,230,090
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,348,021
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,873,713
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	891,429
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	922,745
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,135,639
Series 2019	5.000%	10/15/25	845,000	848,377
Series 2019	4.000%	10/15/30	1,535,000	1,473,258
Series 2019	4.000%	10/15/34	760,000	701,679
Series 2019	4.000%	10/15/39	1,330,000	1,127,178
Series 2021	3.000%	10/15/45	760,000	492,468

Total Utah				19,550,308

Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,996,590

Virginia - 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,328,643
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	804,939
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,647,731
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	644,315
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,885,858	(c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,466,894	(c)

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	$3,795,000	$3,280,259	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,540,242	(c)
Series A	5.000%	1/1/33	1,265,000	1,349,909
Series A	5.000%	1/1/35	2,070,000	2,203,861

Total Virginia				29,152,651

Washington - 1.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	2,845,000	3,044,512	(c)
Series 2019	5.000%	4/1/34	3,035,000	3,241,361	(c)
Series 2019	4.000%	4/1/44	1,900,000	1,721,891	(c)
Series 2019	5.000%	4/1/44	3,035,000	3,152,065	(c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,661,241	(c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,851,199	(c)
Series C	5.000%	5/1/42	6,450,000	6,552,410	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,603,501
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	528,018
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	3,035,000	3,093,271	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,767,277
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	4,052,069
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	1,784,366	(d)

Total Washington				41,053,181

Wisconsin - 0.9%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	9,110,000	9,316,828
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,330,000	1,406,332
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	1,900,000	1,957,724

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	$1,330,000	$1,275,797
Public Finance Authority, WI, Revenue, Cone Health, Series A	5.000%	10/1/52	5,450,000	5,636,100
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	2,275,000	2,151,432
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,330,000	1,396,749
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,758,229

Total Wisconsin				27,899,191

TOTAL MUNICIPAL BONDS (Cost - $3,066,566,670)				3,000,908,793

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (j) - 2.6%
New York - 2.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,898,876
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,719,714
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Purpose Bonds, Series A	4.000%	3/15/45	25,000,000	24,540,470
General Purpose Bonds, Series A, Refunding	4.000%	3/15/41	25,000,000	24,814,573

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $80,744,818)				80,973,633

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,147,311,488)				3,081,882,426

SHORT-TERM INVESTMENTS - 1.4%
MUNICIPAL BONDS - 1.4%
Georgia - 0.0%††
Bartow County Development Authority, GA, Solid Waste Disposal Facility Revenue, Georgia Power Company Plant Bowen Project	4.200%	11/1/62	900,000	900,000	(c)(k)(l)

New York - 1.0%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.850%	8/1/40	400,000	400,000	(k)(l)
Subseries E-5, LOC - TD Bank N.A.	3.850%	3/1/48	100,000	100,000	(k)(l)
Subseries I-4, Refunding, LOC - TD Bank N.A.	3.850%	4/1/36	8,250,000	8,250,000	(k)(l)

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.850%	6/15/33	$200,000	$200,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	4.100%	6/15/50	3,000,000	3,000,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	3.850%	6/15/48	15,700,000	15,700,000	(k)(l)
Second General Resolution, Series DD-1, Refunding, SPA - TD Bank N.A.	3.850%	6/15/43	300,000	300,000	(k)(l)
New York City, NY, TFA, Future Tax Secured Revenue, Subseries A-4, Refunding, SPA - TD Bank N.A.	3.850%	11/1/29	2,000,000	2,000,000	(k)(l)

Total New York				29,950,000

North Carolina - 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series H, SPA - JPMorgan Chase & Co.	4.000%	1/15/48	13,000,000	13,000,000	(k)(l)

Pennsylvania - 0.0%††
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	3.520%	12/1/39	100,000	100,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $43,950,000)				43,950,000

TOTAL INVESTMENTS - 100.4% (Cost - $3,191,261,488)				3,125,832,426
TOB Floating Rate Notes - (1.4)%				(44,135,000)
Other Assets in Excess of Other Liabilities - 1.0%				30,572,848

TOTAL NET ASSETS - 100.0%				$3,112,270,274

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of May 31, 2023.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The maturity principal is currently in default as of May 31, 2023.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	41

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

42

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

43

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$3,000,908,793	—	$3,000,908,793
Municipal Bonds Deposited in Tender Option Bond Trust	—	80,973,633	—	80,973,633

Total Long-Term Investments	—	3,081,882,426	—	3,081,882,426

Short-Term Investments†	—	43,950,000	—	43,950,000

Total Investments	—	$3,125,832,426	—	$3,125,832,426

†	See Schedule of Investments for additional detailed categorizations.

44